Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 699,473,616.00
Previously Paid Amount	44,280.00
Total Fee Amount	99,447.31
Total Offset Amount	0.00
Net Fee	$ 55,167.31